Income Taxes (Details 3) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax provision at federal statutory rate	$ (1,565,126)	$ (1,584,531)
State taxes	(361,328)	(399,174)
Stock-based compensation	163,170
Penalties and fines	22
Other	283,876	(8,964)
Valuation allowance	1,479,386	1,992,669
Net deferred tax asset